Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of warrants outstanding and exercisable
	Warrants	Weighted Average Exercise Price

Warrants outstanding, as of December 31, 2019	-	$-
Issued	212,363,343	0.266
Exercised	-	-
Expired	-	-

Warrants outstanding, as of December 31, 2020	212,363,343	$0.266

Schedule of warrants outstanding
Warrants Outstanding	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
July 1, 2020 Warrants	67,445,674	$0.29	5 years
August 27, 2020 Warrants	53,580,020	$0.27	5 years
November 3, 2020 Warrants	65,337,649	$0.281	5 years
December 23, 2020 Warrants	26,000,000	$0.155	5 years